Rule 497 Document

On behalf PIMCO CommoditiesPLUS Strategy Fund, PIMCO CommodityRealReturn Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO Low Duration Income Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO Real Return Limited Duration Fund, PIMCO Short Asset Investment Fund and PIMCO TRENDS Managed Futures Strategy Fund (the "Funds"), each a series of PIMCO Funds, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the form of prospectuses filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) on August 2, 2017 (Accession No. 0001193125-17-245943), which are incorporated by reference into this Rule 497 Document.

Exhibit List

EX-101.INS       XBRL Instance Document

EX-101.SCH      XBRL Taxonomy Extension Schema Document

EX-101.DEF      XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB      XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE      XBRL Taxonomy Extension Presentation Linkbase Document